[letterhead of State Street Research]

                                                     August 4, 2000

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      State Street Research Income Trust
                  Securities Act of 1933 File No. 33-2697
                  Investment Company Act of 1940 File No. 811-4559
                  CIK 0000787980

Dear Sir or Madam:

         The undersigned, STATE STREET RESEARCH INCOME TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 21 under the Securities Act; Amendment No. 22 under the Investment Company Act of 1940) for the State Street Research High Income Fund series of the Registrant and for the State Street Research Strategic Growth & Income Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-00-000741).

                                            STATE STREET RESEARCH
                                            INCOME TRUST


                                            By:/s/ Darman A. Wing
                                               --------------------------------
                                                  Darman A. Wing
                                                  Assistant Secretary